SCHEDULE OF ORDINARY SHARES (Details) (Parenthetical)	Jun. 30, 2023 € / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 € / shares
Par value per share | (per share)	€ 1,000	$ 0.0001	€ 1